Supplement dated June 16, 2004*
       to the Prospectuses and Statements of Additional Information dated
                                 April 30, 2004

                                                                                                   Prospectus           SAI
Product Name                                                                                         Form #           Form #
IDS Life Employee Benefit Annuity                                                                S-6157 V (4/04)  S-6323 A (4/04)

IDS Life Flexible Annuity                                                                        S-6155 W (4/04)  S-6323 A (4/04)

IDS Life Flexible Portfolio Annuity                                                              S-6161 L (4/04)  S-6325 A (4/04)

IDS Life Group Variable Annuity Contract                                                         S-6156 P (4/04)  S-6323 A (4/04)

IDS Life Variable Retirement and Combination Retirement Annuities                                S-6154 V (4/04)  S-6323 A (4/04)

Privileged Assets(R) Select Annuity                                                              30325 L (4/04)   S-6321 A (4/04)

On or about July 9, 2004, AXP(R) Variable Portfolio - Capital Resource Fund will change its name to AXP(R) Variable Portfolio - Large Cap Equity Fund.






S-6157-2 A (6/04)

* Valid until next prospectus update.
Destroy May 1, 2005